Property, Plant and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment
	Upstream Assets
	Development & Production	Other Upstream	Refining Equipment	Other (1)	Total
COST
As at December 31, 2019	29,032	333	5,577	1,414	36,356
Additions	344	-	150	73	567
Change in Decommissioning Liabilities	(357)	-	(2)	(3)	(362)
Exchange Rate Movements and Other	(6)	-	123	-	117
Divestitures	(2)	-	-	-	(2)
As at September 30, 2020	29,011	333	5,848	1,484	36,676

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2019	5,675	333	1,596	918	8,522
Depreciation, Depletion and Amortization	1,343	-	188	92	1,623
Impairment Charges (Note 9)	361	-	450	-	811
Exchange Rate Movements and Other	(21)	-	19	-	(2)
As at September 30, 2020	7,358	333	2,253	1,010	10,954

CARRYING VALUE
As at December 31, 2019	23,357	-	3,981	496	27,834
As at September 30, 2020	21,653	-	3,595	474	25,722
Includes crude-by-rail terminal, office furniture, fixtures, leasehold improvements, information technology and aircraft